Share-Based Compensation - Summary of Total Compensation Costs Recognized (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total	¥ 15,515	$ 2,249	¥ 30,212	¥ 28,858
Cost of Revenue
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total	2	0	41	4
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total	368	53	13,801	7,176
Sales and Marketing
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total	1,188	172	2,609	3,965
General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total	¥ 13,957	$ 2,024	¥ 13,761	¥ 17,713